Segment Information - Segment Revenue (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total segment adjusted revenue		$ 1,668.6	$ 2,349.6	$ 2,078.0
Add: Excluded realized gains (losses)		(12.5)	(70.4)	44.1
Add: Closed Block revenue		272.5	2.0	336.1
Total revenues		1,928.6	2,281.2	2,458.2
Benefits
Segment Reporting Information [Line Items]
Total segment adjusted revenue		711.8	1,014.4	898.0
Retirement
Segment Reporting Information [Line Items]
Total segment adjusted revenue		573.1	782.8	708.9
Individual Life
Segment Reporting Information [Line Items]
Total segment adjusted revenue		420.8	569.3	513.0
Other
Segment Reporting Information [Line Items]
Total segment adjusted revenue		$ (37.1)	$ (16.9)	$ (41.9)
Predecessor Company
Segment Reporting Information [Line Items]
Total segment adjusted revenue	$ 158.9
Add: Excluded realized gains (losses)	(4.0)
Add: Closed Block revenue	7.4
Total revenues	162.3
Predecessor Company | Benefits
Segment Reporting Information [Line Items]
Total segment adjusted revenue	61.3
Predecessor Company | Retirement
Segment Reporting Information [Line Items]
Total segment adjusted revenue	58.3
Predecessor Company | Individual Life
Segment Reporting Information [Line Items]
Total segment adjusted revenue	41.7
Predecessor Company | Other
Segment Reporting Information [Line Items]
Total segment adjusted revenue	$ (2.4)